CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net income (loss)	$ (320)	$ 2,005	$ 303	$ (13,476)	$ (7,494)	$ (3,988)	$ 1,988	$ (24,958)	$ (25,435)	$ (56,523)
Foreign currency translation adjustment	17						(27)			2,891
Comprehensive income (loss)	$ (303)			$ (13,476)			$ 1,961	$ (24,958)	$ (25,435)	$ (47,010)